Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust I
Prospectus Date	rr_ProspectusDate	Sep. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 6, 2021
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2021
On November 23, 2021 the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about February 17, 2022 (the Effective Date). As a result, on the Effective Date, AQR Capital Management, LLC (AQR) no longer serves as a subadviser to the Fund and J.P. Morgan Investment Management Inc. (JPMIM) assumes day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The references to AQR Capital Management, LLC (AQR) under the heading “Principal Investment Strategies” in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's prospectus and in the Summary Prospectus are hereby superseded and replaced with J.P. Morgan Investment Management Inc. (JPMIM).
The following language will be added after the third paragraph under the heading “Performance Information” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary Prospectus.
The Fund’s performance prior to February 17, 2022, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

Multi-Manager Directional Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated December 6, 2021
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2021
On November 23, 2021 the Fund's Board of Trustees approved certain changes to the Fund's subadvisers and principal investment strategies effective on or about February 17, 2022 (the Effective Date). As a result, on the Effective Date, AQR Capital Management, LLC (AQR) no longer serves as a subadviser to the Fund and J.P. Morgan Investment Management Inc. (JPMIM) assumes day-to-day management of a portion of the Fund's portfolio. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The references to AQR Capital Management, LLC (AQR) under the heading “Principal Investment Strategies” in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's prospectus and in the Summary Prospectus are hereby superseded and replaced with J.P. Morgan Investment Management Inc. (JPMIM).
The following language will be added after the third paragraph under the heading “Performance Information” in the “Summary of the Fund” section of the Fund's prospectus and in the Summary Prospectus.
The Fund’s performance prior to February 17, 2022, reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.